Common and Preferred Stock, Additional Paid-In Capital and Dividends, 2024 ATM (Details) - 2024 ATM [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	May 24, 2024	Apr. 15, 2022
At-The-Market Offering [Abstract]
Common stock that can be sold under ATM			$ 5,800	$ 19,700
Expenses related to equity distribution agreement	$ 81	$ 78
Common shares issued (in shares)	10,786	0